EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Employee Benefits
EMPLOYEE BENEFITS

30.	EMPLOYEE BENEFITS

The pension plans granted cover substantially all employees. The plans are managed by Caixa Beneficente dos Empregados de CSN (“CBS”), a private, non-profit pension fund established in July 1960.

Until December 1995, CBS Previdência managed two defined benefit plans based on years of service, salary and social security benefits. On December 27, 1995, the then Supplementary Pension Secretariat (“SPC”) approved the implementation of a new benefit plan, effective as of that date, called the Supplementary Benefit Mixed Plan (“Mixed Plan”), structured under the form of a variable contribution plan, which has been closed to new members since September 2013. As of that date, all new employees must join the CBSPrev Plan, structured in the form of defined contribution, also created in September 2013.

The CBS guarantee funds are mainly invested in repo operations (backed by federal government bonds), federal government bonds indexed to inflation, stocks, loans and real estate. As of December 31, 2023, CBS held 3,486,252 CSN common shares 3,486,252 as of December 31, 2022. The entity’s total guarantee resources totaled R$6.4 billion as of December 31, 2023 (R$5.9 billion as of December 31, 2022). CBS fund managers seek to combine plan assets with long-term benefit obligations to be paid. Pension funds in Brazil are subject to certain restrictions related to their ability to invest in foreign assets and, consequently, these funds invest primarily in securities in Brazil.

For defined benefit plans, called “35% of Average Salary” and “Supplementary Average Salary Plan”, the Company maintains a financial guarantee with CBS Previdência, the entity that manages the aforementioned plans, in order to maintain the financial and actuarial balance, should any future actuarial loss or actuarial gain occur.

In compliance with current legislation, specific to the pension fund market, for the last 4 years ended (2020, 2021, 2022 and 2023), there was no need to pay installments by CSN, since the benefit plans presented actuarial gains in the year.

CSN Cimentos Brasil also sponsors the Mauá Prev Retirement Plan for its employees. This is the plan that LafargeHolcim in Brazil made available to all its employees as of December 1, 2016. Until 2009, Lafarge Brasil S.A. sponsored two plans, a defined contribution plan and a defined benefit plan. On July 1, 2009, the plans were merged, remaining only one variable contribution plan, with the exception of the acquired right of those who had already completed the eligibility of the defined benefit rules. The following tables present a summary of the components of the net defined benefit expense of Mauá Prev recognized in the income statement, as well as the capitalization status and amounts subject to recognition in the balance sheet as at December 31, 2023 and 2022.

30.a)	Description of pension plans

Plan of 35% of the average salary

This plan started on February 1, 1966 and is a defined benefit plan, the purpose of which is to pay retirement benefits (length of service, special, disability or old age) for life, equivalent to 35% of the adjusted average of the last 12 salaries of the participant. The plan also guarantees the payment of sickness benefit to the participant retired by the Official Social Security and also guarantees the payment of savings, death, and monetary assistance. This plan was discontinued on October 31, 1977 when the plan to supplement the average salary came into effect.

Average salary supplementation plan

This plan started on November 1, 1977 and is a defined benefit plan. Its objective is to complement the difference between the corrected average of the last 12 salaries of the participant and the benefit of the Official Social Security for retirements, also for life. As with the 35% plan, there is coverage for sickness benefit, death benefit and pension benefits. This plan was discontinued on December 26, 1995, with the creation of the mixed supplementary benefit plan.

Mixed supplementary benefit plan

Started on December 27, 1995, it is a variable contribution plan. In addition to the programmed retirement benefit, payment of risk benefits (active pension, disability and sickness/accident benefits) is also provided. In this plan, the retirement benefit is calculated based on what has been accumulated by the monthly contributions of the participants and the sponsors, as well as the option of each participant in the form of receiving the same, which can be for life (with or without continuity of pension for death) or by a percentage applied to the balance of the benefit-generating fund (loss for an indefinite period). After retirement, the plan will have the characteristic of a defined benefit plan, if the participant has opted to receive his benefit in the form of lifetime monthly income. This plan was discontinued on September 16, 2013, when the CBS Prev plan came into effect.

CBS Prev Plan

On September 16, 2013, the new CBS Prev pension plan began, which is a defined contribution plan. In this plan, the retirement benefit is determined based on what has been accumulated by the monthly contributions of participants and sponsors. The option of each participant to receive it can be: (a) receive part in cash (up to 25%) and the remaining balance through monthly income for a percentage applied to the benefit-generating fund, not being applicable to death pension benefits, (b) receive only monthly income for a percentage applied to the benefit-generating fund.

With the creation of the CBS Prev Plan, the Mixed Supplementary Benefit Plan was discontinued for the entry of new participants as of September 16, 2013.

Mauá Prev Plan

The Mauá Prev plan is offered by CSN Cimentos Brasil S.A. (formerly LafargeHolcim) acquired in 2022, and sponsors the Mauá Prev Retirement Plan, for its employees. This is the plan that LafargeHolcim in Brazil made available to all its employees as of December 1, 2016. Until 2009, Lafarge Brasil S.A. sponsored two plans, a defined contribution plan and a defined benefit plan. On July 1, 2009, the plans were merged, remaining only one variable contribution plan, with the exception of the acquired right of those who had already completed the eligibility of the defined benefit rules. Additionally, the Company has recorded in a collective agreement in some of its plants commitments related to the bonus, due on the occasion of the retirement of the employee by the Social Security. The following tables present the commitments related to this bonus, as well as the capitalization status and the amounts subject to recognition in the balance sheet.

ACT Plan

CSN Cimentos Brasil (CIBR) has post-employment benefits linked to Collective Labor Agreements (ACT), which provides for the payment of multiples of salaries, as well as compensation from the FGTS (Guarantee Fund for Length of Service) if the employee leaves company due to retirement.

30.b)	Investment policy

The investment policy establishes the principles and guidelines that should govern the investments of resources entrusted to the entity, with the objective of promoting the security, liquidity and profitability necessary to ensure the balance between the plan's assets and liabilities, based on the ALM (Asset Liability Management) study, which considers the benefits of the participants and beneficiaries of each plan.

The investment plan is reviewed annually and approved by the Deliberative Council, considering a 5-year horizon, as established in CGPC resolution No. 7 of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4,661/18, published by the National Monetary Council (“CMN”).

30.c)	Employee benefits

The actuarial calculations are updated at the end of each year, by external actuaries and presented in the financial statements in accordance with IAS 19 – Employee benefits.

		Consolidated		Consolidated
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(39,530)	(35,477)	22,772
Post-employment healthcare benefits			481,118	537,290
	(39,530)	(35,477)	503,890	537,290

The reconciliation of assets and liabilities of employee benefits is presented below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Present value of defined benefit obligation	3,329,076	3,110,848	3,151,609
Fair value of plan assets	(3,713,099)	(3,572,869)	(3,584,244)
Deficit(Surplus)	(384,023)	(462,021)	(432,635)
Restriction to actuarial assets due to recovery limitation	367,265	426,544	373,524
Liabilities (Assets), net	(16,758)	(35,477)	(59,111)

The change in the present value of the defined benefit obligation is shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Present value of obligations at the beginning of the year	3,110,848	3,151,609	3,645,822
Consolidation of CSN Cimentos Brasil		67,640
Cost of service	1,152	1,225	1,253
Interest cost	347,297	324,041	231,009
Participant contributions made in the year	1,404	1,382	1,398
Benefits paid	(324,750)	(310,471)	(283,393)
Actuarial loss/(gain)	186,665	(124,578)	(444,480)
Present value of obligations at the end of the year	3,322,616	3,110,848	3,151,609

The change in the fair value of the plan’s assets is shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Fair value of plan assets at the beginning of the year	(3,572,869)	(3,584,244)	(3,766,193)
Consolidation of CSN Cimentos Brasil		(63,292)
Interest income	(401,054)	(369,488)	(238,534)
Benefits Paid	324,750	310,471	283,393
Participant contributions made in the year	(1,404)	(1,382)	(1,398)
Employer contributions made in the year	(184)	(144)
Return on plan assets (less interest income)	(62,338)	135,210	138,488
Fair value of plan assets at the end of the year	(3,713,099)	(3,572,869)	(3,584,244)

The composition of the amounts recognized in the income statement is shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Cost of current service	1,152	1,225	1,253
Interest cost	347,297	324,041	231,009
Expected return on plan assets	(401,054)	(369,488)	(238,534)
Interest on the asset ceiling effect	50,076	39,416	11,985
Total costs / (income), net	(2,529)	(4,806)	5,713

The (cost)/income is recognized in the income statement in other operating expenses.

The movement of actuarial gains and losses is shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Actuarial losses and (gains)	186,665	(124,578)	(444,480)
Return on plan assets (less interest income)	(62,338)	135,210	138,489
Change in the asset’s limit (excluding interest income)	(109,355)	13,604	175,440
Total cost of actuarial losses and (gains)	14,972	24,236	(130,551)

The breakdown of actuarial gains and losses is shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Loss due to change in financial assumptions	194,988	(204,485)	(647,564)
Loss due to experience adjustments	(13,933)	79,907	203,084
Loss due to changes in assumptions	5,610
Return on plan assets (less interest income)	(62,338)	135,210	138,489
Change in the asset’s limit (excluding interest income)	(109,355)	13,604	175,440
Actuarial losses and (gains)	14,972	24,236	(130,551)

The main actuarial assumptions used were as follows:

	12/31/2023	12/31/2022
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 5.36%	Millennium Plan: 6.14%
	Plan 35%: 5.32%	Plan 35%: 6.10%
	Supplementation: 5.33%	Supplementation: 6.10%
	Mauá Prev: 5.34%	Mauá Prev: 6.10%
Inflation rate	3.90%	5.31%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	3.90%	5.31%
Rate of return on investments	Millennium Plan: 5.36%	Millennium Plan: 6.14%
	Plan 35%: 5,32%	Plan 35%: 6.10%
	Supplementation : 5.33%	Supplementation : 6.10%
	Mauá Prev: 5.34%	Mauá Prev: 6.10%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
	Mauá Prev: AT-2012 segregated by gender	Mauá Prev: AT-2000 segregated by gender
	Millennium Plan: AT-2012 segregated by gender	Plan 35%: Medium Light
Disability table	Mauá Prev and ACT: IAPB57	Supplementation: Not applied
	Other Plans: Not applicable	Millennium Plan: Prudential (Ferr Apos) unaggravated by 10%
Mauá Prev: Mercer Disability
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%	Mauá Prev: IAPB-57
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
	Maua Prev: MercerService	Null for 35% Plans and Supplementation
	Other Plans: Not applicable	Maua Prev: up to 10 minimum wages 20%, up to 20 minimum wages 15% and above 20 minimum wages 10%
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	90% will be married at the time of retirement for the Mauá Prev and ACT Plans, and 95% for the other Plans. The wife being 4 years younger than her husband.	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

The assumptions regarding the mortality table are based on published statistics and mortality tables. These tables translate into an average life expectancy in years for employees aged 65 and 40:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT		Mauá Prev
Longevity at age of 65 for current participants	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Male	18.38	18.38	18.75	18.75	21.47	21.47	21.47	22.17	20.24	22.17
Female	18.38	18.38	21.41	21.41	23.34	23.34	23.34	19.55	20.24	19.55

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	44.07	40.15	42.74	40.15
Female	40.15	40.15	44.41	44.41	46.68	46.28	46.68	45.30	42.74	45.30

Allocation of plan assets:

		12/31/2023		12/31/2022		12/31/2021
Variable income	190,455	5.13%	193,948	5.43%	195,032	5.44%
Fixed income	3,143,056	84.65%	3,106,206	86.94%	3,127,736	87.26%
Real estate	201,870	5.44%	207,223	5.80%	190,474	5.31%
Others	177,718	4.79%	65,492	1.83%	71,001	1.98%
Total	3,713,099	100.00%	3,572,869	100.00%	3,584,243	100%

The assets invested in variable income are mainly invested in CSN shares.

Fixed income assets are mainly composed of debentures, Interbank Deposit Certificates ("CDI") and National Treasury Bills (“NTN-B”).

Real estate refers to buildings valued by a specialized asset appraisal company. There are no assets in use by CSN and its subsidiaries.

For the pension plan, the expense in 2023 was R$1,587 (R$1,616 as of December 31, 2022).

30.d)	Expected contributions

There are no expected contributions that will be paid to the defined benefit plans 35% and Supplementation in 2024.

For the mixed supplementary benefit plan, the expected contributions in the amount of R$22,032 will be paid in 2024 for the defined contribution portion and R$1,332 for the defined benefit portion (risk benefits).

30.e)	Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions, for the pension plans as of December 31, 2023 is shown below:

		12/31/2023
	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(12,170)	13,091
Effect on present value of obligations	(128,274)	138,105

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,777	1,648
Effect on present value of obligations	1,373	(1,318)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,529	(1,530)
Effect on present value of obligations	16,094	(16,097)

Assumption: Benefit adjustment
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	8,028	(8,093)
Effect on present value of obligations	85,113	(85,817)

Following are the expected benefits for future years for defined benefit plans:

Forecast payments	2023
Year 1	339,223
Year 2	316,898
Year 3	309,058
Year 4	299,948
Year 5	291,230
Next 5 years	1,307,118
Total forecast payments	2,863,475

30.f)	Post-Employment Health Plan

It refers to the health plan created on December 1, 1996, exclusively to cover former retired employees, pensioners, amnesties, ex-combatants, widows of labor accident victims and retirees until March 20, 1997 and their respective legal dependents. Since then, the health plan has not allowed the inclusion of new beneficiaries. The Plan is sponsored by CSN.

The amounts recognized in the balance sheet were determined as follows:

	12/31/2023	12/31/2022	12/31/2021
Present value of obligations	481,118	537,290	584,288
Liabilities	481,118	537,290	584,288

The reconciliation of health benefit liabilities is as follows:

	12/31/2023	12/31/2022	12/31/2021
Actuarial liability at the beginning of the year	537,290	584,288	678,880
Expenses recognized in income for the year	58,737	57,926	42,355
Sponsor’s contributions transferred in prior year	(51,788)	(62,213)	(73,324)
Recognition of actuarial loss/(gain)	(63,121)	(42,711)	(63,623)
Actuarial liability at the end of the year	481,118	537,290	584,288

The actuarial gains and losses recognized in equity are as follows:

	12/31/2023	12/31/2022	12/31/2021
Actuarial gain (loss) on obligation	(63,121)	(42,711)	(63,623)
Gain/(loss) recognized in shareholders' equity	(63,121)	(42,711)	(63,623)

Below is the weighted average life expectancy based on the mortality table used to determined actuarial obligations:

	12/31/2023	12/31/2022	12/31/2021
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

The actuarial assumptions used to calculate post-employment health benefits were:

	12/31/2023	12/31/2022
Biometric and Demographic
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	5.33%	6.10%
Inflation	3.90%	5.31%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,204.48	1,084.14

30.g)	Sensitivity analysis

The quantitative sensitivity analysis for significant assumptions for the post-employment health plans as of December 31, 2023 is as follows:

		12/31/2023
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	717,782	(771,601)
Effect on present value of obligations	(16,457,230)	17,767,261

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	3,736,446	(3,260,736)
Effect on present value of obligations	39,589,932	(34,549,491)

	Assumption: Benefit adjustment
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	(2,702,833)	2,860,583
Effect on present value of obligations	(28,638,170)	30,309,624

Following are the expected benefits for future years of the post-employment health plans:

Forecast benefit payments	12/31/2023
Year 1	57,627
Year 2	54,710
Year 3	51,820
Year 4	48,925
Year 5	46,015
Next 5 years	187,093
Total forecast payments	446,190

Accounting Policy

Long-term employee benefits

A defined contribution plan is a post-employment benefit plan under which the Company pays contributions to CBS, obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in the income statement during the periods during which services are provided by employees. In this modality, the Company will have no legal or constructive obligation to pay additional amounts, as the risks fall on employees.

In the defined benefit plan, obligations are assessed annually by independent actuaries, the unit credit method is used in the calculation, the assumptions for the calculation include biometric, demographic, financial and economic assumptions. The discount rate is applied to define the present value of the defined benefit obligations, the fair value of the assets is also determined. The amount recognized in the Company’s balance sheet is the net of obligations after the discount rate less the fair value of the assets.

When the calculation results in a benefit to the Company, the asset to be recognized is limited to the total amount of any past unrecognized service costs and the present value of the economic benefits available in the form of future plan reimbursements or reduction in future plan contributions. Actuarial gains and losses resulting from defined benefit plans are recognized immediately in other comprehensive income. In the event of extinction of the plan, the accumulated actuarial gains and losses are recorded in income.

Short-term employee benefits

Payments of benefits such as salary or vacation, as well as the respective labor charges on these benefits are recognized monthly in the income statement, respecting the accrual basis.

Employees’ profit sharing and executives’ variable remuneration are linked to the achievement of operational and financial goals. The Company recognizes a liability and an expense substantially when these goals are achieved by allocating them to the cost of production or operating expenses.